COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

26.COMMITMENTS AND CONTINGENCIES

(a) Operating lease commitments

As of December 31, 2012, the Group had minimum lease payments under non-cancellable operating leases with initial terms in excess of one year as follows:

	December 31, 2012
	RMB	US$

2013	9,051	1,453
2014	7,426	1,192
2015	7,075	1,136
2016	6,160	989
2017	5,965	957
Thereafter	41,373	6,641

	77,050	12,368

The Group's lease arrangements have no renewal options, rent escalation clauses, restrictions or contingent rents and are all conducted with third parties.

(b) Variable interest entity structure

The Group has nine VIEs and eight subsidiaries of VIEs as of December 31, 2012. In the opinion of management, (i) the ownership structure of the Company and the VIEs are in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and their shareholder are valid, binding, and enforceable and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Group's business operations are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Group and its contractual arrangements with the VIEs are found to be in violation of any existing or future PRC laws and regulations, the Group may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Group's current ownership structure or the contractual arrangements with the VIEs is remote based on current facts and circumstances.

(c) Income taxes

As of December 31, 2012, the Group recorded RMB4,963 (US$797) of unrecognized tax benefits (Note 19). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, changes in regulatory tax laws, interpretation of those tax laws or expiration of status of limitations. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty associated with these tax uncertainties.

(d) Capital commitment

As of December 31, 2012, the Group has contracted but unpaid cost of RMB21,113 (US$3,389) for the construction of a new Audi store which is in progress.